Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables - Total
Trade payables	€ 13,437	€ 10,448
Payables on social security and taxes other than income tax	4,092	4,188
Value added tax payables	351	3,139
Excise tax payables	218	110
Other payables	289	914
Total trade and other payables	18,387	18,799
Trade and other payables - Current
Total trade and other current payables	18,387	18,799
Trade and other payables - Non current
Accrued expenses	€ 5,426	€ 4,765